Segment Information - Components of Segment Revenues and Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Segment Revenues	$ 84,705	$ 57,623	$ 219,502	$ 165,978	$ 233,854	$ 188,805
Segment Adjusted EBITDA	16,706	8,219	36,157	21,836	31,495	21,817
Operating Segments
Segment Reporting Information [Line Items]
Segment Revenues	84,705	57,623	219,502	165,978	233,854	188,805
Segment Adjusted EBITDA	21,468	11,786	51,582	32,771	45,136	33,518
Assessment, Permitting and Response | Operating Segments
Segment Reporting Information [Line Items]
Segment Revenues	26,593	5,413	49,768	15,017	21,071	3,663
Segment Adjusted EBITDA	8,230	1,695	14,665	5,693	7,572	1,339
Measurement and Analysis | Operating Segments
Segment Reporting Information [Line Items]
Segment Revenues	39,770	35,672	113,130	98,521	135,531	117,373
Segment Adjusted EBITDA	11,226	7,691	30,422	19,761	27,828	20,779
Remediation and Reuse | Operating Segments
Segment Reporting Information [Line Items]
Segment Revenues	18,342	16,538	56,604	52,440	77,252	67,769
Segment Adjusted EBITDA	2,012	2,400	6,495	7,317	9,736	11,400
Corporate and Other
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA	$ (4,762)	$ (3,567)	$ (15,425)	$ (10,935)	$ (13,641)	$ (11,701)